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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [      ]; Amendment Number:
        This Amendment (Check only one.): [      ] is a restatement.
                                          [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Berkshire Hathaway Inc.
Address:      1440 Kiewit Plaza
              Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
Title:      Senior Vice President
Phone:      402-346-1400

Signature, Place, and Date of Signing:

 (s) Marc D. Hamburg       Omaha, NE                 November 14, 2011
 -------------------       ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number      Name
   28- 5194                  General Re - New England Asset Management, Inc.

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

                             Form 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:......          18
             Form 13F Information Table Entry Total:.         100
             Form 13F Information Table Value Total:. $59,127,860
                                                       (thousands)

Confidential information has been omitted from the Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         FORM 13F FILE
     NO. NUMBER         NAME
     1.  28-5678        Berkshire Hathaway Life Insurance Co. of Nebraska
     2.  28-10388       BH Columbia Inc.
     3.  28-            BH Finance LLC
     4.  28-719         BCS Holdings, LLC
     5.  28-554         Buffett, Warren E.
     6.  28-1517        Columbia Insurance Co.
     7.  28-2226        Cornhusker Casualty Co.
     8.  28-06102       Cypress Insurance Company
     9.  28-11217       Fechheimer Brothers Company
     10. 28-852         GEICO Corp.
     11. 28-101         Government Employees Ins. Corp.
     12. 28-            Medical Protective Corp.
     13. 28-1066        National Fire & Marine
     14. 28-718         National Indemnity Co.
     15. 28-5006        National Liability & Fire Ins. Co.
     16. 28-11222       Nebraska Furniture Mart
     17. 28-717         OBH LLC
     18. 28-            U.S. Investment Corp.

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                              September 30, 2011

                                                                       Column 6
                                                                      Investment
                                                                      Discretion                               Column 8
                                         Column 4     Column 5   --------------------                   -----------------------
                 Column 2  Column 3       Market      Shares or         (b)     (c)       Column 7         Voting Authority
Column 1         Title of   CUSIP         Value       Principal  (a)  Shared- Shared-      Other           (a)       (b)   (c)
Name of Issuer    Class     Number    (In Thousands)  Amount $   Sole Defined  Other      Managers         Sole     Shared None
--------------   -------- ----------- -------------- ----------- ---- ------- ------- ----------------- ----------- ------ ----
American
 Express
 Co.............   Com    025816 10 9      773,420    17,225,400         X            5, 2, 6, 17        17,225,400
                                           358,959     7,994,634         X            5, 13, 17           7,994,634
                                         5,399,489   120,255,879         X            5, 14, 17         120,255,879
                                            87,245     1,943,100         X            5, 10, 11, 14, 17   1,943,100
                                            62,847     1,399,713         X            5, 16, 17           1,399,713
                                            37,708       839,832         X            5, 9, 17              839,832
                                            87,651     1,952,142         X            5, 17               1,952,142
Bank of New
 York
 Mellon
 Corp...........   Com    064058 10 0       33,349     1,793,915         X            5, 1, 14, 17        1,793,915
CVS Caremark
 Corp...........   Com    126650 10 0      190,153     5,661,000         X            5, 10, 11, 14, 17   5,661,000
Coca Cola.......   Com    191216 10 0       27,024       400,000         X            5, 17                 400,000
                                           119,987     1,776,000         X            5, 15, 17           1,776,000
                                           486,810     7,205,600         X            5, 10, 11, 14, 17   7,205,600
                                         2,711,966    40,141,600         X            5, 2, 6, 17        40,141,600
                                         9,454,725   139,945,600         X            5, 14, 17         139,945,600
                                           617,444     9,139,200         X            5, 13, 17           9,139,200
                                            32,429       480,000         X            5, 16, 17             480,000
                                            61,615       912,000         X            5, 8, 17              912,000
Comdisco
 Holding
 Co.............   Com    200334 10 0        7,431     1,218,199         X            5, 14, 17           1,218,199
                                             1,848       302,963         X            5, 3, 14, 17          302,963
                                               105        17,215         X            5, 13, 17              17,215
ConocoPhillips..   Com    20825C 10 4    1,336,662    21,109,637         X            5, 14, 17          21,109,637
                                           126,596     1,999,300         X            5, 13, 17           1,999,300
                                           379,413     5,992,000         X            5, 10, 11, 14, 17   5,992,000
Costco
 Wholesale
 Corp...........   Com    22160K 10 5      355,899     4,333,363         X            5, 14, 17           4,333,363
Directv.........   CLA    25490A 10 1      179,622     4,249,400         X            5, 10, 11, 14, 17   4,249,400
Dollar
 General
 Corp...........   Com    256677 10 5      169,816     4,497,247         X            5, 10, 11, 14, 17   4,497,247
Exxon Mobil
 Corp...........   Com    30231G 10 2       30,635       421,800         X            5                     421,800
Gannett
 Inc............   Com    364730 10 1       16,584     1,740,231         X            5, 14, 17           1,740,231
General
 Dynamics
 Corp...........   Com    369550 10 8      174,335     3,064,422         X            5, 10, 11, 14, 17   3,064,422
General
 Electric
 Co.............   Com    369604 10 3      118,380     7,777,900         X            5                   7,777,900
GlaxoSmithKline.   ADR    37733W 10 5       62,369     1,510,500         X            5, 14, 17           1,510,500
Ingersoll-Rd
 Company
 LTD............   CLA    G4776G 10 1       17,865       636,600         X            5                     636,000
                                        ----------
                                        23,520,381
                                        ----------

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                              September 30, 2011

                                                                       Column 6
                                                                Investment Discretion                            Column 8
                                        Column 4    Column 5   ------------------------                   ----------------------
                Column 2  Column 3       Market     Shares or                     (c)       Column 7         Voting Authority
Column 1        Title of   CUSIP         Value      Principal  (a)  (b) Shared- Shared-      Other           (a)      (b)   (c)
Name of Issuer   Class     Number    (In Thousands) Amount $   Sole   Defined    Other      Managers         Sole    Shared None
--------------  -------- ----------- -------------- ---------- ---- ----------- ------- ----------------- ---------- ------ ----
Intel Corp.....   Com    458140 10 0      199,167    9,333,000           X              5, 10, 11, 14, 17  9,333,000
International
 Business
 Machines......   Com    459200 10 1   10,028,617   57,348,984           X              5, 14, 17         57,348,984
Johnson &
 Johnson.......   Com    478160 10 4      275,300    4,322,500           X              5                  4,322,500
                                          125,765    1,974,648           X              5, 1, 14, 17       1,974,648
                                          625,018    9,813,442           X              5, 14, 17          9,813,442
                                          887,637   13,936,841           X              5, 2, 6, 17       13,936,841
                                          135,787    2,132,000           X              5, 2, 6, 12, 17    2,132,000
                                           36,622      575,000           X              5, 18                575,000
                                          298,856    4,692,357           X              5, 10, 11, 14, 17  4,692,357
Kraft Foods
 Inc...........   Com    50075N 10 4    1,739,625   51,805,384           X              5, 14, 17         51,805,384
                                          660,906   19,681,524           X              5, 2, 6, 17       19,681,524
                                          335,800   10,000,000           X              5, 10, 11, 14, 17 10,000,000
                                            8,724      259,800           X              5, 2, 6, 12, 17      259,800
                                          268,640    8,000,000           X              5                  8,000,000
M & T Bank
 Corporation...   Com    55261F 10 4      326,520    4,671,245           X              5, 14, 17          4,671,245
                                           38,165      546,000           X              5, 10, 11, 14, 17    546,000
                                           11,519      164,795           X              5, 13, 17            164,795
Mastercard
 Inc...........   Com    57636Q 10 4      128,450      405,000           X              5, 10, 11, 14, 17    405,000
Moody's........   Com    615369 10 5      386,589   12,695,850           X              5, 14, 17         12,695,850
                                          478,656   15,719,400           X              5, 10, 11, 14, 17 15,719,400
Procter &
 Gamble
 Co............   Com    742718 10 9    2,356,048   37,291,036           X              5, 14, 17         37,291,036
                                        1,281,290   20,280,000           X              5, 2, 6, 17       20,280,000
                                          394,243    6,240,000           X              5, 13, 17          6,240,000
                                          394,243    6,240,000           X              5, 10, 11, 14, 17  6,240,000
                                           49,280      780,000           X              5, 15, 17            780,000
                                           98,561    1,560,000           X              5, 8, 17           1,560,000
                                          276,412    4,375,000           X              5                  4,375,000
Sanofi
 Aventis.......   ADR    80105N 10 5       16,023      488,500           X              5, 10, 11, 14, 17    488,500
                                           94,993    2,896,133           X              5, 14, 17          2,896,133
                                            5,553      169,300           X              5, 13, 17            169,300
                                           16,720      509,742           X              5, 2, 6, 12, 17      509,742
                                       ----------
                                       21,979,729
                                       ----------               -                  -                                         -

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                              September 30, 2011

                                                                      Column 6
                                                                     Investment
                                                                     Discretion                                 Column 8
                                        Column 4     Column 5   --------------------                   --------------------------
                Column 2  Column 3       Market      Shares or         (b)     (c)       Column 7           Voting Authority
Column 1        Title of   CUSIP         Value       Principal  (a)  Shared- Shared-      Other           (a)       (b)    (c)
Name of Issuer   Class     Number    (In Thousands)  Amount $   Sole Defined  Other      Managers         Sole     Shared  None
--------------  -------- ----------- -------------- ----------- ---- ------- ------- ----------------- ----------- ------ -------
Torchmark
 Corp..........   Com    891027 10 4        4,055       116,326         X            5, 1, 14, 17          116,326
                                           23,516       674,592         X            5, 2, 6, 17           674,592
                                           86,639     2,485,350         X            5, 14, 17           2,485,350
                                           33,450       959,550         X            5, 13, 17             959,550
US
 Bancorp.......   Com    902973 30 4      548,654    23,307,300         X            5, 2, 6, 17        23,307,300
                                          488,898    20,768,826         X            5, 14, 17          20,768,826
                                          196,912     8,365,000         X            5                   8,365,000
                                           51,176     2,174,000         X            5, 2, 6, 12, 17     2,174,000
                                           41,077     1,745,000         X            5, 18               1,745,000
                                          298,471    12,679,300         X            5, 10, 11, 14, 17  12,679,300
USG
 Corporation...   Com    903293 40 5      114,896    17,072,192         X            5, 14, 17          17,072,192
United
 Parcel
 Service
 Inc...........   Com    911312 10 6       90,254     1,429,200         X            5                   1,429,200
Verisk
 Analytics.....   CLA    92345Y 10 6      146,112     4,202,250         X            5, 10, 11, 14, 17   4,202,250
Visa
 Inc...........   CLA    92826C 83 9      196,445     2,291,708         X            5, 10, 11, 14, 17   2,291,708
Wal-Mart
 Stores,
 Inc...........   Com    931142 10 3    1,758,950    33,891,142         X            5, 14, 17          33,891,142
                                          217,980     4,200,000         X            5, 3, 14, 17        4,200,000
                                           49,097       946,000         X            5, 10, 11, 14, 17     946,000
Washington
 Post
 Co............   CLB    939640 10 8      292,411       894,304         X            5, 14, 17                            894,304
                                           48,493       148,311         X            5, 1, 7, 14, 17                      148,311
                                          211,931       648,165         X            5, 13, 17                            648,165
                                           12,093        36,985         X            5, 15, 17                             36,985
Wells
 Fargo &
 Co.
 Del...........   Com    949746 10 1    1,496,704    62,052,396         X            5, 2, 6, 17        62,052,396
                                           33,768     1,400,000         X            5, 4, 17            1,400,000
                                        1,123,046    46,560,770         X            5, 13, 17          46,560,770
                                           67,247     2,788,000         X            5, 15, 17           2,788,000
                                           24,120     1,000,000         X            5, 17               1,000,000
                                        4,086,721   169,432,865         X            5, 14, 17         169,432,865
                                           38,826     1,609,720         X            5, 16, 17           1,609,720
                                           41,004     1,700,000         X            5, 9, 17            1,700,000
                                           19,778       820,000         X            5, 8, 17              820,000
                                          801,826    33,243,200         X            5, 10, 11, 14, 17  33,243,200
                                          385,920    16,000,000         X            5, 1, 7, 14, 17    16,000,000
                                          192,960     8,000,000         X            5                   8,000,000
                                           65,124     2,700,000         X            5, 2, 6, 12, 17     2,700,000
                                           48,240     2,000,000         X            5, 18               2,000,000
                                          126,630     5,250,000         X            5, 1, 14, 17        5,250,000
                                          164,326     6,812,857         X            5, 3, 14, 17        6,812,857
                                      -----------
                                       13,627,750
                                      -----------
GRAND
 TOTAL.........                       $59,127,860
                                      ===========